Shareholders' Equity (Details Textual) (USD $)	1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended				6 Months Ended
	Jul. 31, 2013	Apr. 26, 2013	Aug. 31, 2012	Apr. 30, 2012	Sep. 30, 2011	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 05, 2013	Jun. 03, 2013	Jun. 30, 2013 Rights Offering [Member]	Jun. 30, 2013 Lam Man Pou and Vong Hon Kun [Member]	Jun. 30, 2013 Lam and Vong [Member]	May 24, 2013 Lam and Vong [Member]	Jun. 30, 2013 Audit Committee Chairman [Member]	Jun. 30, 2013 Audit Committee Other [Member]	Jun. 30, 2013 Compensation and Nominating Committee Chairman [Member]	Jun. 30, 2013 Compensation and Nominating Committee [Member]	Jun. 30, 2013 Director [Member]
Common Stock, Shares Authorized						200,000,000			200,000,000		200,000,000
Common Stock, Par value (in dollars per share)						$ 0.0001			$ 0.0001		$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													20,225,582
Directors Compensation In Cash									$ 30,000
Directors Compensation In Common Stock Shares									20,000
Additional Annual Cash Compensation																		10,000	5,000	5,000	3,000
Directors Compensation In Cash For Atleast Hour																						1,000
Directors Compensation In Cash For Less Than Hour																						500
Director Fees Charged To Operations						124,252		124,251	248,500	248,497
Repurchase Of Common Stock Shares							726,053				1,273,947
Payments for Repurchase of Common Stock							2,728,912				4,166,480
Cash Dividend Description									During June 2011, the Board of Directors authorized a regular cash dividend of $0.10 per outstanding Ordinary Share each year after the release of the Company’s financial results for the six months ending June 30, and, for each year after the release of the Company’s annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Company’s non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of Ordinary Shares outstanding on the record date for such dividend. In March 2012, the Board of Directors authorized an increase in the dividend payable after the release of the Company’s 6-month financial statements from $0.10 to $0.12 per outstanding ordinary share.
Dividend Record Date Description									The record date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date.
Investment Income, Dividend				7,527,988	3,880,406
Preferred Stock, Shares Authorized						1,150,000			1,150,000		1,150,000
Dividend paid		4,142,199	5,097,296						(4,142,199)	(7,527,988)
Class of Warrant or Right, Exercise Price of Warrants or Rights													3
Sale of Stock, Price Per Share												$ 4.07			$ 4.50		$ 4.37
Sale of Stock, Percentage of Ownership after Transaction															34.00%	34.00%
Stock Issued During Period, Shares, New Issues	60,610													19,527,950
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs									$ 2,067,809					$ 2,067,809